EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income from continuing operations after non-controlling interest	$ 255,325	$ 137,414	$ 69,499
Net loss from discontinued operations	(100,701)	12,055	0
Net income attributable to the Company	$ 154,624	$ 149,469	$ 69,499
Weighted average shares outstanding, basic and diluted (in 000's)	120,082	125,189	114,377